PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.5%
Municipal Bonds 100.4%
Alameda Corridor Trans. Auth. Rev., Sr. Lien, Series A, AGM	5.000%	10/01/43	1,000	$1,054,185
Anaheim Pub. Fing. Auth. Rev., Cap. Apprec., Pub. Impts. Proj., Sub. Series C, AGM, ETM(ee)	3.829(t)	09/01/36	1,500	978,859
Bay Area Toll Auth. Rev., Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	717,390
Beaumont Unif. Sch. Dist., Cap. Apprec., Election 2008, Series C, GO, AGM	4.773(t)	08/01/40	2,365	1,156,300
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,690	2,696,731
Green Bond, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,320	1,376,946
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,905	1,904,569
Green Bond, Series B-2 (Mandatory put date 08/01/31)	2.420(cc)	02/01/52	1,120	1,060,272
Green Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,150	2,256,009
Sustainable Bonds, Clean Energy Proj., Series A-1 (Mandatory put date 04/01/32)	5.000(cc)	05/01/54	5,825	6,112,009
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/32)	5.000(cc)	08/01/55	1,000	1,043,621
Sustainable Bonds, Clean Energy Proj., Series E-1 (Mandatory put date 03/01/31)	5.000(cc)	02/01/54	1,060	1,108,705
Sustainable Bonds, Clean Energy Proj., Series F (Mandatory put date 11/01/32)	5.000(cc)	02/01/55	2,500	2,651,366
Sustainable Bonds, Clean Energy Proj., Series G-1 (Mandatory put date 04/01/30)	5.250(cc)	11/01/54	2,000	2,105,008
Sustainable Bonds, Clean Energy Proj., Series H (Mandatory put date 08/01/33)	5.000(cc)	01/01/56	2,000	2,132,479
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	661,360
Sr. Series A, Rfdg.	5.000	06/01/25	875	875,000
Sr. Series A, Rfdg.	5.000	06/01/26	1,220	1,238,391
Sr. Series A, Rfdg.	5.000	06/01/29	1,915	2,012,951
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,013,841

California Edl. Facs. Auth. Rev., Stanford Univ., Series 5 (Mandatory put date 03/01/35)	5.000(cc)	03/01/55	1,000	1,135,652
California Enterprise Dev. Auth. Rev.,
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/39	650	680,142
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/45	1,000	1,009,143
Riverside Cnty., Mead Valley Wellness Vlg. Proj., Series B	5.500	11/01/59	1,000	1,016,589
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,565	1,580,945
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,122,379
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	537,281

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Children’s Hosp. of Orange Cnty., Series B (Mandatory put date 05/01/31)	5.000%(cc)	11/01/54	1,500	$1,668,530
El Camino Hlth., Series A, Rfdg.(hh)	5.000	02/01/35	375	421,371
El Camino Hlth., Series A, Rfdg.(hh)	5.250	02/01/48	850	887,432
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,565	2,741,119
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	330,370
Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	1,375	1,410,728
Rfdg. (Pre-refunded date 10/01/25)(ee)	5.000(cc)	10/01/39	1,225	1,233,158
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	3,150	3,139,911
Sutter Hlth., Series A	5.000	11/15/30	500	520,860
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,143,800
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	915,613
Unrefunded, Rfdg. (Mandatory put date 10/01/25)	5.000(cc)	10/01/39	1,100	1,101,094
California Hsg. Fin. Agcy. Rev.,
Series 2, Class A	4.000	03/20/33	1,730	1,703,544
Series 2021-1, Class A	3.500	11/20/35	1,871	1,731,079
Series 2021-2, Class A	3.750	03/25/35	950	914,494
Shoreview Apts., Series T	3.750	07/01/34	960	955,112
SISAL Apts.	3.700	11/01/37	1,000	935,274
Sustainability Bonds, Series A	3.850	08/01/32	1,590	1,590,350
Sustainable Bond, All Hallows Apts., Series U	3.650	09/01/34	960	950,847
Sustainable Bond, LA Salle Apts., Series V	3.650	09/01/34	965	942,818
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	1,000	992,617
Sustainability Bonds, Calif. Academy of Sciences, Series A, Rfdg.	3.250	08/01/29	2,000	1,994,792
UCSF Clinical & Life Science Buildings	5.000	05/15/38	2,750	3,041,575
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	270	269,841
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	1,000	1,001,038
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj.	5.000	05/15/27	950	977,931
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	798,924
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/39	1,500	1,532,994
Eskaton Properties, Inc. Oblig. Grp., Rfdg.	5.000	11/15/44	1,250	1,257,611
Green Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	955,678
Humangood Calif. Oblig. Grp.	4.000	10/01/46	1,000	867,710
Orange Cnty. Civic Ctr. Infrast. Program Phase 2	5.000	06/01/43	1,500	1,528,258
Republic Svcs. Inc. Proj., Series A, Rfdg., AMT (Mandatory put date 10/01/25)	3.750(cc)	07/01/41	1,500	1,481,504
Series 2025-1, Class A-1	3.536(cc)	02/20/41	2,000	1,764,296
South Central Los Angeles Regl. Ctr. Proj., Rfdg.	4.000	12/01/43	300	271,924
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/25	285	285,069
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,397,108
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/28	1,000	1,021,289
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	1,320	1,341,425
St. Ignatius Clg. Prep. Sch., Series A	5.000	09/01/49	1,340	1,382,524
Temps, 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	595,238
Temps, Calif. Oblig. Grp. Proj., Series B-1, Rfdg.	5.750	04/01/30	1,000	1,000,180

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Muni. Fin. Auth. Rev., (cont’d.)
Temps, St. Mary’s Sch., Aliso Viejo, Series B	4.650%	05/01/30	1,045	$1,056,275
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	778,628
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,947,300
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 10/01/25)	4.125(cc)	10/01/41	1,000	999,968
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 12/01/25)	0.700(cc)	12/01/44	1,000	1,000,024
Waste Mgmt. Inc. Proj., Series A, Rmkt., AMT (Mandatory put date 09/02/25)(hh)	3.950(cc)	10/01/45	1,000	999,960
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	1,004,977
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,485
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	4,969
California Pub. Fin. Auth. Rev.,
PIH Hlth., Series A, Rfdg.	5.000	06/01/25	875	875,000
PIH Hlth., Series A, Rfdg.	5.000	06/01/26	500	508,188
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	999,936
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	300,157
Green Dot Pub. Sch. Proj., Series A, 144A	4.000	08/01/25	150	149,980
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	655,253
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	650	667,750
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,005,219
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,428,162
Unrefunded, Aspire Pub. Schs., Rfdg., 144A	5.000	08/01/26	700	701,178
California St.,
Bid Grp. C, GO	4.000	09/01/25	1,500	1,503,719
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	500	494,928
GO, Rfdg.	3.250	04/01/45	1,000	791,672
GO, Rfdg.	4.000	09/01/26	1,500	1,522,134
GO, Rfdg.	4.000	09/01/34	1,000	1,053,102
GO, Rfdg.	5.000	11/01/26	2,075	2,138,123
GO, Rfdg.	5.000	08/01/28	2,425	2,528,961
GO, Rfdg.	5.000	08/01/28	2,005	2,137,260
GO, Rfdg.	5.000	04/01/33	1,000	1,066,309
GO, Rfdg.	5.000	08/01/34	500	566,126
GO, Rfdg.	5.000	03/01/35	1,100	1,246,981
GO, Rfdg.	5.000	08/01/39	4,475	4,879,629
GO, Rfdg.	5.000	03/01/42	1,000	1,074,712
GO, Rfdg.	5.000	10/01/42	1,000	1,058,404
GO, Rfdg.	5.000	09/01/44	1,905	2,008,256
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,678,398
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,008
Var. Purp., GO	3.000	03/01/28	2,000	2,010,473
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,581,868
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,017,775
California St. Pub. Wks. Brd. Lease Rev.,
May Lee St. Off. Complex, Series A	5.000	04/01/34	800	904,493
Various Capital Proj., Series C, Rfdg.	5.000	09/01/39	2,565	2,769,404
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	693,350
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,023,367
Front Porch Cmnty. Svcs., Series A, Rfdg.	5.000	04/01/33	1,520	1,591,379

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Heritage Park Apts. Proj., Series A	3.700%	04/01/35	3,000	$2,962,122
John Muir Hlth., Series A, Rfdg.	5.250	12/01/42	1,250	1,337,410
Loma Linda Univ. Med. Ctr. Series A, Rfdg.	5.500	12/01/54	1,585	1,542,538
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	940,421
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,825,128
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.	4.500	11/01/33	1,100	1,108,429

Central Valley Energy Auth. Rev., (Mandatory put date 08/01/35)	5.000(cc)	12/01/55	1,000	1,060,166
Coast Cmnty. Clg. Dist., CABS, GO, Rfdg. (Pre-refunded date 08/15/25)(ee)	2.511(t)	08/01/35	1,600	1,030,989
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	500,548
Freddie Mac Multifamily Cert. Rev.,
Series ML-18, Class XCA	1.439(cc)	09/25/37	9,735	1,000,061
Sustainability Bonds, Series ML-25, Class XCA	3.427(cc)	11/25/38	1,490	1,368,033

Freddie Mac Multifamily Variable Rate Cert. Rev., Sustainability Bonds, Series ML-13, Class XCA	0.958(cc)	07/25/36	16,106	852,412
Golden St. Tob. Secur. Corp. Rev., Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,080,447
Guam Govt. Waterworks Auth. Rev., Series A, Rfdg.	5.000	07/01/43	650	651,507
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	759,802
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	320	320,745
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,725	3,944,941
Series A	5.500	11/15/30	1,475	1,588,910
Series A	5.500	11/15/32	440	479,226
Los Angeles Calif. Dept. Arpts. Rev.,
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,116,531
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,055,850
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	877,277
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,595,553

Los Angeles Cnty. Rev., TRANS	5.000	06/30/25	2,000	2,002,693
Los Angeles Dept. Arpts. Rev.,
Sr. Bonds, Private Activity, Series G, AMT	5.000	05/15/28	1,250	1,302,345
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.500	05/15/37	1,100	1,184,635
Sustainable Bonds, Sub. Private Activity, Series A, Rfdg., AMT	5.250	05/15/40	1,500	1,600,923
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	501,231
Series A	5.000	07/01/43	1,115	1,115,396
Series A, Rfdg.	5.000	07/01/25	265	265,278
Series A, Rfdg.	5.000	07/01/26	1,250	1,270,389
Series A, Rfdg.	5.000	07/01/28	1,040	1,075,197
Series A, Rfdg.	5.000	07/01/39	1,390	1,456,050
Series A, Rfdg., BAM	5.250	07/01/45	1,000	1,038,499
Series B	5.000	07/01/27	705	710,220
Series B, Rfdg.	5.000	07/01/26	160	162,578
Series B, Rfdg.	5.000	07/01/38	250	263,662

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Los Angeles Dept. of Wtr. & Pwr. Rev., (cont’d.)
Series B, Rfdg.	5.000%	07/01/39	1,545	$1,618,415
Series C	5.000	07/01/26	320	325,158
Series C-1, Rfdg., FRDD	3.100(cc)	07/01/57	3,400	3,400,000
Series D, Rfdg.	5.000	07/01/26	200	202,566
Series D, Rfdg.	5.000	07/01/26	190	193,061

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series A	5.000	07/01/26	160	162,578
Los Angeles Hsg. Auth. Rev., One San Pedro Phase I, Series B (Mandatory put date 02/01/28)	3.250(cc)	02/01/29	700	694,880
Los Angeles Rev., TRANS	5.000	06/26/25	4,000	4,003,770
Los Angeles Unif. Sch. Dist., Series A, GO, Rfdg.	5.000	07/01/25	2,410	2,413,686
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,165,350
New Hampshire Business Fin. Auth., Sustainable Cert., Series 2024-4, Class ACA	3.811(cc)	07/20/39	996	901,926
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,293,350
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series B-1, Class 2, Rfdg.	4.000	06/01/49	365	363,152
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,500	1,567,567

Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	994,376
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,155,546
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,493,432

Patterson Pub. Fing. Auth., Spl. Tax, Rfdg., AGM	5.000	09/01/39	745	790,528
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.132(t)	08/01/26	1,585	1,528,434
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,786,000

Port of Los Angeles Rev., Series A-1, Rfdg., AMT	5.000	08/01/35	2,000	2,169,428
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	771,216
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,345	2,442,146
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	1,215	1,276,858
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/28	30	31,301
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/29	5	5,278

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,002,149
Puerto Rico Comnwlth.,
Restructured, Series A-1, GO	5.375	07/01/25	1,000	1,001,372
Restructured, Series A-1, GO	5.750	07/01/31	1,021	1,095,845

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., San Juan Cruise Terminal Proj., Series 2023, A-1, P3 Proj., AMT	6.750%	01/01/45	1,000	$1,115,440
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	2,100	2,189,544
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,383,199
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	4.431(t)	07/01/33	2,393	1,678,953
Series A-1, CABS	3.758(t)	07/01/27	2,839	2,626,820

Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	190,933
Riverside Cnty. Pub. Fing. Auth., Redev. Proj. Area No.1, Desert Cmntys., Tax Alloc., Series A, Rfdg. AGM	5.000	10/01/34	1,000	1,117,943
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,010,010
Riverside Cnty. Rev.,
Teeter Plan Oblig., Series A, Rfdg.	3.000	10/17/25	1,000	998,449
TRANS	5.000	06/30/25	2,000	2,002,962
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	300,655
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,164,924

Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,090,429
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/34	1,000	1,046,397
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,045,912
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,427,377

San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,000,014
San Diego Unif. Sch. Dist.,
Election of 2008, Series SR-4C, GO, Rfdg.	5.000	07/01/34	1,000	1,142,098
Election of 2012, Series ZR-5C, GO, Rfdg.	5.000	07/01/40	1,000	1,084,994

San Diego Unif. Sch. Dist. Rev., TRANS, Series A	5.000	06/30/25	1,000	1,001,365
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	406,233
2nd Series A, Rfdg.	5.000	05/01/35	1,000	1,056,465
2nd Series A, Rfdg., AMT	5.250	05/01/43	1,000	1,036,256
2nd Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,074,456
Series D, Rfdg., AMT	5.000	05/01/26	1,980	2,007,910
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	2,330	2,398,667

San Francisco City & County Redev. Agy. Successor Agy., Mission Bay South Redev. Proj., Tax Alloc., Series A, Rfdg.	4.818	08/01/25	1,000	1,000,100

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

San Joaquin Valley Clean Energy Auth., Sustainable Bonds, Clean Energy Proj., Series A (Mandatory put date 07/01/25)	5.500%(cc)	01/01/56	1,000	$1,092,246
San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax	6.500	09/01/25	420	420,778
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	80,310
Santa Clara Elec. Rev., Silicon Valley Pwr., Series A	5.000	07/01/42	2,500	2,714,587
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	3.014(t)	08/01/29	1,250	1,103,421
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	2.840(t)	08/01/28	1,055	964,786
Southern Calif. Pub. Pwr. Auth. Rev.,
Canyon Pwr. Proj., Series B, Rfdg. (Mandatory put date 07/01/27)	3.700(cc)	07/01/40	2,500	2,521,812
Clean Energy Proj., Series A (Mandatory put date 09/01/30)	5.000(cc)	04/01/55	2,000	2,089,280

Southern Calif. Tob. Secur. Auth. Rev., San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,880,000
Territory of Guam. Rev., Series F, Rfdg.	5.000	01/01/31	1,525	1,605,997
Univ. of California Reg. Med. Ctr. Rev., Series L, Rfdg.	5.000	05/15/28	1,000	1,017,630
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,243,692
Series BS, Rfdg.	5.000	05/15/43	1,335	1,410,583
Series BV, Rfdg.	5.000	05/15/41	1,000	1,068,576
Series BZ, Rfdg.	5.250	05/15/39	2,000	2,232,238
Series CA	5.000	05/15/38	1,210	1,331,313
Series CB	5.000	05/15/37	1,000	1,110,374
Series CB	5.000	05/15/38	2,000	2,200,483

Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,150	2,235,463
Virgin Islands Trans. & Infrast. Corp. Rev., Garvee Loan Note, Rfdg.(hh)	5.000	09/01/36	1,750	1,892,308

Total Municipal Bonds (cost $296,413,228)				291,278,285
U.S. Treasury Obligation(k) 0.1%
U.S. Treasury Notes (cost $223,386)	3.500	09/30/26	225	223,444

Total Long-Term Investments (cost $296,636,614)				291,501,729

Short-Term Investment 0.1%

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $287,549)(wb)	287,549	$287,549

TOTAL INVESTMENTS 100.6% (cost $296,924,163)		291,789,278
Liabilities in excess of other assets(z) (0.6)%		(1,690,757)

Net Assets 100.0%		$290,098,521

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
OTC—Over-the-counter
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts
TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	2 Year U.S. Treasury Notes	Sep. 2025	$207,438	$(212)
43	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	4,990,688	(63,978)
				$(64,190)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).